BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.4%
	EQUITY - 23.4%
3,215	Energy Select Sector SPDR Fund	$ 287,228
5,065	Invesco S&P 500 High Dividend Low Volatility ETF	250,464
10,013	JPMorgan Equity Premium Income ETF	571,743
2,778	ProShares S&P 500 Dividend Aristocrats ETF	286,328
1,327	Vanguard Dividend Appreciation ETF	286,353
		1,682,116
	FIXED INCOME - 74.0%
13,647	Invesco Senior Loan ETF	285,632
5,163	iShares 1-3 Year Treasury Bond ETF	428,322
4,439	iShares 7-10 Year Treasury Bond ETF	428,186
23,155	iShares Broad USD High Yield Corporate Bond ETF	874,796
16,934	iShares Treasury Floating Rate Bond ETF	856,691
8,434	Janus Henderson AAA CLO ETF	428,279
11,861	Janus Henderson B-BBB CLO ETF	571,344
3,164	SPDR Bloomberg Convertible Securities ETF	286,342
11,161	SPDR Bloomberg Short Term High Yield Bond ETF	285,722
23,576	Xtrackers USD High Yield Corporate Bond ETF	874,905
		5,320,219

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,895,701)	7,002,335

	SHORT-TERM INVESTMENT — 4.5%
	MONEY MARKET FUND - 4.5%
324,286	Fidelity Investments Money Market Government Portfolio, Class I, 4.04%(a) (Cost $324,286)	324,286

	TOTAL INVESTMENTS - 101.9% (Cost $7,219,987)	$ 7,326,621
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(135,594)
	NET ASSETS - 100.0%	$ 7,191,027

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.